Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4          Transactions with Related Parties

The following are the major transactions which the Company has entered into with related parties during the years ended December 31, 2023, 2022 and 2021:

In August 2006, Globus entered into a rental agreement for 350 square meters of office space for its operations within a building owned by Cyberonica S.A. (an affiliate of Globus’s chairman). In 2016 the Company renewed the rental agreement at a monthly rate of Euro 10,360 (absolute amount) ($11.9) with a lease period ending January 2, 2025. On August 5, 2021, the Company entered into a new rental agreement for 902 square meters of office space for its operations within a building leased by Cyberonica S.A. (an affiliate of Globus’s chairman) at a monthly rate of Euro 26,000 (absolute amount) with a lease period ending August 4, 2024. The previous rental agreement was terminated. In June 2022, the Company entered into a new rental agreement with F.G. Europe (an affiliate of Globus’s chairman) for the same office space, at the same rate of Euro 26,000 (absolute amount) and with the same lease period ending of August 4, 2024. The previous rental agreement with Cyberonica was terminated resulting in a gain of $40 classified in the income statement component of the consolidated statement of comprehensive income under interest and finance costs. The Company does not presently own any real estate. During the years ended December 31, 2023, 2022 and 2021, the rent charged amounted to $349, $341 and $242, respectively.

The depreciation charge for right-of-use assets for the years ended December 31, 2023, 2022 and 2021, was $311, $327 and $206, respectively, and was recognized in the income statement component of the consolidated statement of comprehensive income under depreciation. The interest expense on lease liabilities for the years ended December 31, 2023, 2022 and 2021, was $28, $54 and $52, respectively, and recognized under interest expense and finance costs in the income statement component of the consolidated statement of comprehensive income. The total cash outflows for leases for the years ended December 31, 2023, 2022 and 2021, were approximately $339, $341 and $314, respectively, and were recognized in the consolidated statement of cash flows under the Payment of lease liability – principal and Interest Paid.

As at December 28, 2015, Athanasios Feidakis assumed the position of Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”). On August 18, 2016, the Company entered into a consultancy agreement with an affiliated company (Goldenmare Limited) of its CEO and CFO, Mr. Athanasios Feidakis, for the purpose of providing consulting services to the Company in connection with the Company’s international shipping and capital raising activities, including but not limited to assisting and advising the Company’s CEO and CFO at an annual fee of Euro 200,000 (absolute amount). On December 3, 2020, the Company agreed to increase the consultancy fees of Goldenmare Limited, from Euro 200,000 to Euro 400,000 (absolute amount) per annum and additionally pay a one-time cash bonus of $1,500 to the CEO pursuant to his consultancy agreement, which has been paid. Specifically, in February 2021, the Company paid to the CEO of Goldenmare Limited (Mr. Athanasios Feidakis) the amount of $1,000 and in September 2021 the remaining amount of $500. In addition, in December 2021, the Company agreed to pay a one-time cash bonus of $1,500 to Goldenmare Limited pursuant to the consultancy agreement, half of which was to be paid immediately and the other half during 2022, if at the time of the payment Mr. Athanasios Feidakis remains CEO and the consultant has not terminated its consultancy agreement, which has been paid as of December 31, 2023. The related expense for the years ended December 31, 2023, 2022 and 2021, amounted to $432, $1,172 and $1,216, respectively.

4.         Transactions with Related Parties (continued)

On March 2, 2021, the Company entered into a stock purchase agreement and issued 10,000 Series B Preferred Shares, par value $0.001 per share, to Goldenmare Limited in return for $130, which amount was settled by reducing, on a dollar-for-dollar basis, the amount payable as executive compensation by the Company to Goldenmare Limited pursuant to a consultancy agreement. The issuance of the Series B preferred shares to Goldenmare Limited was approved by an independent committee of the Company’s Board of Directors.

As at December 31, 2023, and 2022, Goldenmare Limited owned 10,300 of the Company’s Series B preferred shares. Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.99% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors. Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.

As at December 31, 2023, 2022 and 2021, Mr. George Feidakis beneficially owned 24.9%, 3.7% and 3.7%, respectively, of Globus’ common shares. Mr. George Feidakis (father of Mr. Athanasios Feidakis) is also the chairman of the Board of Directors of Globus.

On July 15, 2021 Globus entered into a consultancy agreement with Eolos Shipmanagement S.A. for the purpose of providing consultancy services to Eolos Shipmanagement S.A. For these services the Company receives a daily fee of $1,000 (absolute amount). The chairman of the board of Globus is the majority shareholder of Eolos Shipmanagement.

4.         Transactions with Related Parties (continued)

On February 14, 2022 the Company changed the compensation of the non-executive directors. In the aggregate, the annual service fee for each of the directors (based on their current roles and committee seats) has been set at $80, payable in cash, based on the annual service fees, committee fees, and other similar fees.

Compensation of Key Management Personnel of the Company:

Compensation to Globus non-executive directors is analyzed as follows:

	For the year ended December 31,
	2023	2022	2021
Directors’ remuneration	240	240	145
Share-based payments	—	—	40
Total	240	240	185

As at December 31, 2023, and 2022, $60 of the compensation to non-executive directors was remaining due and unpaid, for both December 31, 2023 and 2022. Amounts payable to non-executive directors are classified as trade accounts payable and other in the consolidated statements of financial position.

Compensation to the Company’s executive director is analyzed as follows:

	For the year ended December 31,
	2023	2022	2021
Short-term employee benefits	432	1,172	1,216
Total	432	1,172	1,216

As at December 31, 2023, and 2022, $77 and $2,088 of the compensation to the executive director was remaining due and unpaid, respectively.